Operating Leases – Right-of-Use Assets (Details)	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)
Operating Leases - Right-of-Use Assets [Abstract]
Operating lease liabilities	¥ 15,085,116			$ 99,598	¥ 3,467,368
Operating lease right of use assets	15,781,366			$ 104,195	¥ 3,467,368
Rent expense	¥ 4,177,500	$ 27,582	¥ 4,177,500